INCOME TAXES (Details - Income tax rate) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (3,952,229)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		(21.00%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		0.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	3,952,229
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent		21.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	0
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent		0.00%
Income Tax Expense (Benefit)	$ 0
Effective Income Tax Rate Reconciliation, Percent, Total		0.00%